Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current tax:
Charge for period	¥ 203,060	¥ 173,683	¥ 228,342
Deferred tax:
Origination and reversal of temporary differences	(94,773)	17,460	66,875
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(56,519)	(6,837)	(63,194)
Changes in tax rates and others			(2,645)
Total deferred tax expense (benefit)	(151,292)	10,623	1,036
Total income tax expense	¥ 51,768	¥ 184,306	¥ 229,378